UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-05542

          BlackRock Income Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Income Trust, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2005

The BlackRock Income Trust, Inc. (BKT)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—139.9%
			Mortgage Pass-Through Securities—30.0%
AAA	$ 7,816		CWALT, Inc., Class 1A5, 5.50%, 8/25/35	$ 7,942,978
			Federal Home Loan Mortgage Corp.,
	1,277		4.165%, 1/01/35	1,273,143
	81		4.321%, 2/01/25	81,477
	1,195		4.97%, 10/01/34	1,196,002
	12,745		5.50%, 10/01/16 - 5/01/17	13,004,416
	45		5.552%, 11/01/30	45,994
	32		5.885%, 11/01/17	32,848
	86		6.50%, 5/01/29 - 5/01/30	89,291
	15		7.50%, 2/01/23	15,800
	92		8.00%, 11/01/15	95,385
	40		8.50%, 10/01/06 - 3/01/08	41,352
	217		9.00%, 9/01/20	236,063
			Federal National Mortgage Assoc.,
	18,740		5.00%, 6/01/33 - 12/01/99	18,497,887
	56,371	[2,3]	5.50%, 12/01/13 - 8/01/34	57,202,822
	8,308	[2]	6.00%, 11/01/31 - 8/01/34	8,484,370
	4,274		6.50%, 2/01/26 - 5/01/31	4,423,517
	6,973	[2]	7.00%, 6/01/26 - 2/01/32	7,335,700
	5,141		7.50%, 11/01/14 - 9/01/23	5,323,366
	360		8.00%, 5/01/08 - 5/01/22	371,314
	12		9.50%, 1/01/19 - 9/01/19	13,183
			Government National Mortgage Assoc.,
	129		7.00%, 10/15/17	137,243
	662		7.50%, 8/15/21 - 12/15/23	712,332
	442		8.00%, 10/15/22 - 2/15/29	477,045
	44		9.00%, 6/15/18 - 9/15/21	48,040

			Total Mortgage Pass-Through Securities	127,081,568

			Federal Housing Administration Securities—2.9%
	521		GMAC Colonial Project, 7.40%, 12/01/22	535,060
			GMAC Projects,
	3,047		Ser. 51, 7.43%, 2/01/23	3,130,971
	1,042		Ser. 56, 7.43%, 11/01/22	1,072,052
	53		Merrill Projects, Ser. 54, 7.43%, 5/15/23	55,007
	846		Reilly Project, Ser. 41, 8.28%, 3/01/20	872,700
			USGI Projects,
	5,906		Ser. 6094, 7.43%, 6/01/21	6,070,446
	114		Ser. 87, 7.43%, 12/01/22	117,411
	456		Ser. 99, 7.43%, 10/01/23	469,610

			Total Federal Housing Administration Securities	12,323,257

			Agency Multiple Class Mortgage Pass-Through Securities—19.0%
			Federal Home Loan Mortgage Corp.,
	5,939		Ser. 11, Class A9, 0.03%, 1/25/28	4,959,143
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,090,300
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,464,282
	12,448		Ser. 2758, Class KV, 5.50%, 5/15/23	12,807,250
	1,829		Ser. 2765, Class UA, 4.00%, 3/15/11	1,733,804
			Federal National Mortgage Assoc.,
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,745,975
	8,480		Ser. 28, Class PB, 6.00%, 8/25/28	8,546,695
	3,015		Ser. 29, Class HC, 7.50%, 7/25/30	3,180,089
	2,013		Ser. 31, Class ZG, 7.50%, 5/25/34	2,252,784
	8,669		Ser. 32, Class VT, 6.00%, 9/25/15	8,829,924
	297		Ser. 43, Class E, 7.50%, 4/25/22	304,229
	1,660		Ser. 60, Class PA, 5.50%, 4/25/34	1,641,438

The BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Agency Multiple Class Mortgage Pass-Through Securities—(continued)
			Government National Mortgage Assoc.,
	$ 2,500		Ser. 33, Class PB, 6.50%, 7/20/31	$ 2,588,884
	1,703		Ser. 5, Class Z, 7.00%, 5/16/26	1,773,972
	5,363		Ser. 89, Class PE, 6.00%, 10/20/34	5,691,799

			Total Agency Multiple Class Mortgage Pass-Through Securities	80,610,568

			Non-Agency Multiple Class Mortgage Pass-Through Securities—3.0%
AAA	11,994		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	12,730,792
AAA	89	[4]	Summit Mortgage Trust, Ser. 1, Class B1, 6.06%, 12/28/12	88,568

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	12,819,360

			Adjustable Rate Mortgage Securities—4.3%
			Federal National Mortgage Assoc.,
	11		Ser. 256, Class F, 4.969%, 11/25/23	10,942
	134		Ser. 38, Class F, 8.325%, 4/25/21	143,037
AAA	7,142		Residential Asset Securitization Trust, 3.99%, Ser. A8, Class A2, 10/25/18	7,132,627
			GSR Mortgage Loan Trust,
	5,682		Ser. 10, Class 2A1, 4.48%, 10/25/33	5,458,259
	5,437		Ser. 13, Class 1A1, 4.51%, 10/25/33	5,277,428

			Total Adjustable Rate Mortgage Securities	18,022,293

			Inverse Floating Rate Mortgages—2.0%
			Federal Home Loan Mortgage Corp.,
	25		Ser. 1043, Class H, 28.68%, 2/15/21	31,223
	52		Ser. 1160, Class F, 25.553%, 10/15/21	53,073
	521	[3]	Ser. 1616, Class SB, 8.50%, 11/15/08	523,324
	1,692		Ser. 1688, Class S, 10.371%, 12/15/13	1,738,448
	132		Ser. 2613, Class BS, 6.69%, 11/15/32	130,571
	532		Ser. 2664, Class SR, 5.15%, 8/15/33	530,156
	24		Ser. 2752, Class SV, 8.975%, 9/15/33	23,922
			Federal National Mortgage Assoc.,
	51		Ser. 136, Class S, 16.43%, 11/25/20	63,038
	9		Ser. 145, Class S, 23.909%, 10/25/06	9,723
	156		Ser. 170, Class SC, 9.00%, 9/25/08	158,365
	1,449		Ser. 196, Class SC, 9.036%, 10/25/08	1,477,463
	537		Ser. 214, Class SH, 9.293%, 12/25/08	527,154
	1,508		Ser. 247, Class SN, 10.00%, 12/25/23	1,503,588
	135		Ser. 38, Class SA, 10.186%, 4/25/21	140,373
	31		Ser. 46, Class S, 17.247%, 5/25/21	10,185
	35		Ser. 49, Class S, 6.741%, 12/25/21	4,192
	794		Ser. 72, Class S, 8.75%, 5/25/08	800,313
	186		Ser. 87, Class S, 17.49%, 8/25/21	255,410
	343		Ser. 93, Class S, 8.50%, 5/25/08	345,095
	249		Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 10.196%, 8/25/23	249,376

			Total Inverse Floating Rate Mortgages	8,574,992

			Interest Only Asset-Backed Securities—1.5%
			Sterling Coofs Trust,
	45,771	[4]	Ser. 1, 2.546%, 4/15/29	3,833,345
	33,705	[4]	Ser. 2, 2.02%, 3/30/30	2,612,138

			Total Interest Only Asset-Backed Securities	6,445,483

			Interest Only Mortgage-Backed Securities—12.1%
	4,638		ABN Amro Mortgage Corp., Ser. IV, Class A2, 5.50%, 3/25/33	202,660
			American Housing Trust,
	260		Ser. III, Class 4, 8.50%, 3/25/19	4,999
	64		Ser. VII, Class 2, 9.45%, 11/25/20	180,000
	83,101		Commercial Mortgage Acceptance Corp., Ser. ML1, 0.92%, 12/15/30	1,567,211
	28,104	[4]	CS First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.92%, 6/20/29	1,024,654
			Federal Home Loan Mortgage Corp.,
	3		Ser. 1054, Class I, 565.88%, 3/15/21	653
	26		Ser. 1056, Class KD, 1,084.50%, 3/15/21	3,263
	29		Ser. 1057, Class J, 1,008.00%, 3/15/21	6,036
	93		Ser. 1148, Class E, 769.42%, 10/15/21	2,055
	23		Ser. 1179, Class O, 1,009.39%, 11/15/21	396

The BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Interest Only Mortgage-Backed Securities—(continued)
	$ 15	Ser. 1221 Class H, 1,006.50%, 3/15/07	$ 259
	602	Ser. 1706, Class IA, 7.00%, 10/15/23	40,515
	189	Ser. 1720, Class PK, 7.50%, 1/15/24	14,781
	9	Ser. 176, Class M, 1,010.00%, 7/15/21	111
	6,453	Ser. 1914, Class PC, 0.75%, 12/15/11	73,948
	1	Ser. 192, Class U, 1,009.00%, 2/15/22	133
	48	Ser. 200, Class R, 10.50%, 12/15/22	907
	5,436	Ser. 2002, Class HJ, 3.00%, 10/15/08	81,139
	2,903	Ser. 204, Class IO, 6.00%, 5/1/29	566,901
	1,524	Ser. 2296, Class SA, 4.18%, 3/15/16	92,514
	936	Ser. 2444, Class ST, 4.40%, 9/15/29	63,183
	849	Ser. 2513, Class BI, 5.50%, 12/15/15	33,169
	2,167	Ser. 2542, Class MX, 5.50%, 5/15/22	216,269
	1,254	Ser. 2543, Class IM, 5.00%, 9/15/12	40,004
	4,519	Ser. 2545, Class NI, 5.50%, 3/15/22	491,196
	14,266	Ser. 2559, Class IO, 0.86%, 8/15/30	66,873
	7,479	Ser. 2561, Class EW, 5.00%, 9/15/16	740,281
	14,992	Ser. 2611, Class QI, 5.50%, 9/15/32	2,617,359
	18,533	Ser. 2633, Class PI, 4.50%, 3/15/12	724,264
	5,362	Ser. 2653, Class MI, 5.00%, 4/15/26	651,896
	9,453	Ser. 2658, Class PI, 4.50%, 6/15/13	753,942
	5,662	Ser. 2672, Class TQ, 5.00%, 3/15/23	530,051
	9,239	Ser. 2676, Class JI, 5.50%, 8/15/13	392,002
	3,633	Ser. 2687, Class IL, 5.00%, 9/15/18	642,520
	21,948	Ser. 2687, Class IQ, 5.50%, 9/15/22	1,042,955
	6,533	Ser. 2693, Class IB, 4.50%, 6/15/13	578,069
	4,097	Ser. 2694, Class LI, 4.50%, 7/15/19	406,195
	7,892	Ser. 2773, Class OX, 5.00%, 2/15/18	1,035,383
	17,770	Ser. 2779, Class YS, 3.58%, 1/15/33	1,249,060
	23,654	Ser. 2780, Class SM, 2.43%, 4/15/34	833,330
	18,078	Ser. 2786, Class PI, 4.50%, 10/15/10	684,263
	6,727	Ser. 2825, Class NI, 5.50%, 3/15/30	1,544,514
	45,257	Ser. 2990, Class WR, 2.94%, 6/15/35	3,224,588
	10,623	Ser. 60, Class HS, 2.31%, 4/25/24	173,898
		Federal National Mortgage Assoc.,
	173	Ser. 10, Class S, 7.29%, 5/25/21	21,218
	88	Ser. 12, Class C, 772.00%, 2/25/22	14,495
	141	Ser. 12, Class S, 772.00%, 5/25/21	32,509
	4,416	Ser. 122, Class IA, 4.00%, 9/25/09	100,462
	3,741	Ser. 122, Class IC, 5.00%, 9/25/18	633,999
	8	Ser. 123, Class M, 1,009.50%, 10/25/20	1,142
	10,811	Ser. 13, Class IG, 5.00%, 10/25/22	781,975
	73	Ser. 139, Class PT, 648.35%, 10/25/21	7,238
	25	Ser. 141, Class SA, 21.10%, 8/25/07	5,675
	15,415	Ser. 16, Class PI, 5.00%, 11/25/12	724,033
	89	Ser. 17, Class S, 725.00%, 6/25/21	14,338
	3,511	Ser. 199, Class SB, 4.03%, 10/25/23	173,973
	0	Ser. 20, Class H, 856.27%, 3/25/06	4
	3,188	Ser. 302, Class 2, 6.00%, 6/1/29	628,576
	120	Ser. 33, Class PV, 1,078.42%, 10/25/21	28,749
	3,422	Ser. 33, Class SG, 4.44%, 3/25/09	290,260
	329	Ser. 37, Class SE, 1.10%, 10/25/22	442
	10	Ser. 38, Class N, 1,008.50%, 4/25/21	1,017
	350	Ser. 5, Class H, 9.00%, 1/25/22	48,282
	95	Ser. 50, Class G, 4.50%, 12/25/21	11,997
	1,169	Ser. 50, Class SI, 1.20%, 4/25/23	29,278
	7,372	Ser. 51, Class IE, 5.50%, 4/25/26	571,590
	6,044	Ser. 55, Class GI, 5.00%, 7/25/19	888,767
	6,508	Ser. 59, Class S, 6.68%, 10/25/22	1,000,418
	997	Ser. 60, Class SB, 1.60%, 10/25/22	21,455
	6,557	Ser. 602, Class BI, 5.50%, 10/25/22	786,676
	1,168	Ser. 62, Class IC, 5.50%, 7/25/15	54,237

The BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(continued)
	$ 231		Ser. 62, Class IL, 5.50%, 3/25/24	$ 1,196
	21,261		Ser. 64, Class QI, 5.50%, 1/25/33	3,805,716
	7,408		Ser. 66, Class CI, 5.00%, 7/25/33	1,261,057
	4,136		Ser. 68, Class SC, 4.44%, 1/25/24	270,417
	18		Ser. 7, Class 2, 8.50%, 4/1/17	4,000
	63		Ser. 7, Class S, 753.00%, 3/25/21	10,942
	6,170		Ser. 71, Class EI, 5.50%, 8/25/33	1,110,379
	3,687		Ser. 82, Class IR, 5.00%, 9/25/12	127,411
	4		Ser. 84, Class H, 1,110.63%, 8/25/06	145
	20,529		Ser. 88, Class TI, 4.50%, 11/25/13	1,107,725
	34		Ser. 89, Class 2, 8.00%, 6/1/18	6,213
	43,911		Ser. 90, Class JH, 3.24%, 11/25/34	2,851,592
	19,739		Ser. 90, Class M, 6.00%, 1/25/28	3,029,135
	10		Ser. 94, Class 2, 9.50%, 8/1/21	2,416
	44		Ser. 99, Class L, 9.30%, 8/25/21	5,915
	990		Ser. W4, 6.50%, 12/25/28	150,967
AAA	137		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.97%, 4/25/17	23,783
			Government National Mortgage Assoc.,
	2,906		Ser. 39, Class ID, 5.00%, 5/20/33	548,939
	3,569		Ser. 58, Class IT, 5.50%, 7/20/33	408,964
	13,642		Ser. 75, Class IJ, 5.50%, 7/20/25	844,564
	29,872		Ser. 89, Class SA, 2.33%, 10/16/33	1,786,971
Aaa	27,185		GMAC Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.57%, 7/15/27	1,180,385
AAA	13,829	[2]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.98%, 2/19/25	297,097
AAA	116		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	27,774
Aaa	3,390		Merrill Lynch Mortgage Investors, Inc., Ser. C2, 1.22%, 6/15/21	81,559
	100,324		MLCC Mortgage Investors Inc., Ser. A, Class XA, 1.03%, 3/25/28	1,755,664
AAA	2,489		Morgan Stanley Cap. Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	313,377
Aaa	6,143	[2]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, 1.67%, 6/15/17	123,109
	16,697		Small Business Administration, Ser. 1, 1.38%, 4/1/15	125,229
	139,956		Vendee Mortgage Trust, Ser. 2, Class 1, 0.05%, 5/15/29	327,498

			Total Interest Only Mortgage-Backed Securities	51,061,343

			Principal Only Mortgage-Backed Securities—7.9%
AAA	107		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 11.50%, 5/23/17	106,375
			Countrywide Home Loans, Inc.,
AAA	7,215		Ser. 26, 5.42%, 8/25/33	5,250,529
AAA	1,356		Ser. J4, 5.59%, 6/25/33	1,150,702
AAA	1,903		Ser. J5, 5.60%, 7/25/33	1,417,915
AAA	1,475		Ser. J8, 5.15%, 9/25/23	1,061,043
			Drexel Burnham Lambert, Inc.,
AAA	51		Ser. K, Class 1, 11.00%, 9/23/17	44,221
AAA	503		Ser. V, Class 1, 11.50%, 9/1/18	451,716
			Federal Home Loan Mortgage Corp.,
	252		Ser. 1418, Class M, 7.50%, 11/15/22	231,605
	614		Ser. 1571, Class G, 7.50%, 8/15/23	548,783
	3,320		Ser. 1691, Class B, 7.50%, 3/15/24	2,909,101
	358		Ser. 1739, Class B, 8.00%, 2/15/24	312,830
	388		Ser. 8, Class A10, 6.74%, 11/15/28	333,679
			Federal National Mortgage Assoc.,
	1,481		Ser. 13, Class PR, 6.50%, 3/25/32	1,228,664
	70		Ser. 167, Class D, 8.50%, 10/25/17	66,297
	496		Ser. 2, Class KB, 8.00%, 1/25/23	400,485
	73		Ser. 203, Class 1, 8.00%, 2/1/23	64,435
	45		Ser. 228, Class 1, 7.00%, 5/1/23	38,928
	2,648		Ser. 249, Class B, 7.50%, 11/25/23	2,319,563
	399		Ser. 273, Class 1, 7.00%, 7/1/26	345,333
	7,167		Ser. 328, Class 1, 6.00%, 11/1/32	5,924,129
	5,174		Ser. 338, Class 1, 5.50%, 6/1/33	4,143,626
	154		Ser. 51, Class E, 8.00%, 2/25/23	125,857
	69		Ser. 7, Class J, 10.00%, 2/25/21	57,390
	40		Ser. 70, Class A, 7.00%, 5/25/23	37,316

The BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Principal Only Mortgage-Backed Securities—(continued)
	$ 509		Ser. W4, 5.99%, 2/25/29	$ 393,821
AAA	611		MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.70%, 3/25/34	467,885
AAA	28		Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.10%, 4/25/24	26,116
Aaa	13,000		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	4,136,080

			Total Principal Only Mortgage-Backed Securities	33,594,424

			Commercial Mortgage-Backed Securities—0.9%
AAA	3,764	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	3,846,882

			Collateralized Mortgage Obligations—14.4%
AAA	0		FBC Mortgage Securities Trust 16, Ser. A, Class 1, zero coupon, 7/01/17	283,265
			Federal Home Loan Mortgage Corp.,
	374		Ser. 19, Class F, 8.50%, 3/15/20	374,763
	890		Ser. 1961 Class H, 6.50%, 5/15/12	914,960
	7,855		Ser. 2218 Class Z, 8.50%, 3/15/30	8,914,530
	14,655		Ser. 2461, Class Z, 6.50%, 6/15/32	15,308,627
	2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,486,286
	2,377		Ser. 2582, Class TB, 3.50%, 10/15/21	2,370,730
	2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,064,350
	3,591		Ser. 2806, Class VC, 6.00%, 12/15/19	3,686,250
	2,113		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,033,421
	3,089		Ser. 2996, Class MK, 5.50%, 6/15/35	3,099,926
			MASTR Alternative Loan Trust,
AAA	2,432		Ser. 7, Class 4A3, 8.00%, 11/25/18	2,536,567
AAA	2,235		Ser. 9, Class 15X2, 6.00%, 1/25/19	323,821
AAA	9,382		MASTR Asset Securitization Trust, Ser 12, Class 3A5, 5.25%, 10/25/14	9,199,667
AAA	3,600		Remic Trust 2005 46 Class LW, 5.00%, 6/25/20	3,582,281
AAA	3,780		Remic Trust 2005 47 Class Alaska, 5.00%, 6/25/20	3,767,597

			Total Collateralized Mortgage Obligations	60,947,041

			Collateralized Mortgage Obligation Residuals—0.0%
			Federal Home Loan Mortgage Corp.,
	0		Ser. 173, Class R, 9.00%, 11/15/21	39
	0		Ser. 173, Class RS, 9.06%, 11/15/21	40
	36		Ser. 19, Class R, 10.00%, 3/15/20	4,762
	0		Ser. 75, Class R, 9.50%, 1/15/21	8
	0		Ser. 75, Class RS, 9.50%, 1/15/21	8
			Collateralized Mortgage Obligation Trust,
	5		Ser. 40, Class R, 580.50%, 4/01/18	750
	104		Ser. 42, Class R, 6,000.00%, 10/01/14	12,969
	13		Painewebber CMO Trust, Ser. 88 M, Class 6, zero coupon, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	18,576

			Corporate Bonds—1.0%
			Financial Institutions—1.0%
	4,114	[2]	Structured Asset Receivable Trust, 1.649%, 1/21/10	4,112,283

			U.S. Government and Agency Securities—40.9%
			Overseas Private Investment Corp.,
	315		zero coupon, 5/29/12	316,544
	293		4.09%, 5/29/12	267,385
	818		4.30%, 5/29/12	761,185
	609		4.64%, 5/29/12	575,787
	344		4.68%, 5/29/12	319,515
	2,596		4.87%, 5/29/12	2,479,378
	3,235		5.40%, 5/29/12	3,188,278
	371		5.46%, 5/29/12	371,196
	340		5.79%, 5/29/12	340,770
	451		5.88%, 5/29/12	455,597
	1,243		5.94%, 5/29/12	1,254,531
	354		5.95%, 5/29/12	356,236
	417		6.10%, 5/29/12	422,990
	503		6.81%, 5/29/12	514,580
	4,014		6.89%, 5/29/12	4,128,278
	1,349		6.91%, 5/29/12	1,369,550

The BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—(continued)
	$ 362		7.35%, 5/29/12	$ 373,385
			Small Business Administration,
	1,136		Ser. 20C-1, 7.15%, 3/01/17	1,197,630
	1,214		Ser. 20E-1, 7.60%, 5/01/16	1,284,648
	1,643		Ser. 20F-1, 7.55%, 6/01/16	1,739,829
	1,107		Ser. 20G-1, 7.70%, 7/01/16	1,175,927
	1,671		Ser. 20H-1, 7.25%, 8/01/16	1,757,481
	2,517		Ser. 20K-1, 6.95%, 11/01/16	2,642,589
	1,689		Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	1,758,419
	129,000	[3]	U.S. Treasury Bonds, zero coupon, 11/15/24	53,151,483
			U.S. Treasury Notes,
	40,000		1.50%, 3/31/06	39,400,000
	5,672		2.00%, 7/15/14	5,734,482
	2,930		2.50%, 5/31/06	2,897,506
	915		3.625%, 1/15/10	896,270
	21,000		3.75%, 3/31/07	20,917,890
	21,400	[3]	4.25%, 11/15/13 - 8/15/14	21,379,058

			Total U.S. Government and Agency Securities	173,428,397

			Total Long-Term Investments (cost $609,669,2735)	592,886,467

			BORROWED BONDS—17.7%
			U.S. Government and Agency Securities—17.7%
			U.S. Treasury Bonds,
	26,656	[6]	2.83%, 8/03/05	26,656,125
	19,530	[6]	3.15%, 8/01/05	19,530,000
			U.S. Treasury Notes,
	14,863	[6]	3.05%, 8/02/05	14,862,750
	14,039	[6]	3.10%, 8/01/05	14,039,000

			Total Borrowed Bonds (cost $25,390,493)	75,087,875

			INVESTMENTS SOLD SHORT—(14.7%)
			U.S. Government and Agency Securities—(14.7%)
			U.S. Treasury Bonds,
	(2,930)		5.375%, 2/15/31	(14,687,704)
	(15,750)		6.25%, 8/15/23	(18,986,153)
			U.S. Treasury Notes,
	(14,900)		4.00%, 2/15/15	(14,564,750)
	(13,900)		4.25%, 11/15/14	(13,858,189)

			Total Investments Sold Short (cost $25,390,493)	(62,096,796)

The BlackRock Income Trust, Inc. (BKT) (continued)

Contracts/
Notional
Amount
(000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.4%)
	Interest Rate Swap;
$(11,400)	5.135% over 3-month LIBOR, expires 4/21/08	$ (480,909)
(24,800)	5.67% over 3-month LIBOR, expires 1/04/10	(1,252,400)
(77,000)	5.75 over 3-month LIBOR, expires 9/23/05	(1,540)
(62)	U.S. Treasury Notes Futures, expires 9/16/05	(969)

	Total Outstanding Options Written (premium received $3,458,133)	(1,735,818)

	Total investments net of borrowed bonds, investments sold short and outstanding
	options written—142.5%	604,141,728
	Liabilities in excess of other assets (including $149,519,019 of reverse repurchase agreements
	payable and $43,827,019 of investment purchase payable)—(42.5)%	(180,295,034)

	Net Assets—100%	$423,846,694

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Entire or partial principle amount pledged as collateral for reverse repurchase agreements.
[3]	Security, or a portion thereof, pledged as collateral with a value of $5,103,944 on 8 long U.S. Treasury futures contracts expiring September 2005, 1,105 short U.S. Treasury futures contracts expiring September 2005 and 350 short Eurodollar futures contracts expiring September 2005 to September 2007. The value of such contracts in July 31, 2005 was $208,122,919 with an unrealized gain of $2,072,315.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 3.7% of it nets assets, with a current market value of $15,814,967, in securities restricted as to resale.
[5]	Cost for Federal income tax purposes is $611,955,907. The net unrealized depreciation on a tax basis is $19,069,440, consisting of $17,042,802 gross unrealized appreciation and $36,112,242 gross unrealized depreciation.
[6]	The interest rate and maturity date shown represent the term of the bonds borrowed transaction, not the security borrowed.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Income Trust, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005